Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Based Compensation

Note 4: Stock Based Compensation

For the years ended December 31, 2012 and 2011, the Company recorded compensation costs for stock option grants amounting to $1,054,212 and $1,363,918 respectively. As of December 31, 2012 the Company has compensation expense related to stock option grants of $84,375 all of which will be recognized in 2013. A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the tax effect of the financial statement expense recorded. The tax effect of the income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital. No tax deduction is allowed for incentive stock options (ISO). Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

For the years ended December 31, 2012 and 2011, the Company also recorded as compensation costs stock issued collectively for services rendered by our Board members of $100,000 and $40,800 respectively.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these financial statements, there was not a public market for the Company shares. Accordingly, the fair value of the underlying shares was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The fair value of options granted in the year ended December 31, 2012 was determined using the following assumptions:

•	Volatility factors of 91-97% were based on similar companies;
•	Expected terms of 5 years based on one-half of the average of the vesting term and the ten year expiration of the option grant;
•	A dividend rate of zero; and
•	The risk free rate was the treasury rate with a maturity of the expected term (0.62% to 1.05%).

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Intrinsic Value

Outstanding at January 1, 2011	566,424	$2.11	$2.31
Options granted during 2011	1,382,538	$2.96	$0.45
Options exercised during 2011	-	$-	$-
Options forfeited during 2011	(365,871)	$2.62	$0.79
Outstanding at December 31, 2011	1,583,091	$2.73	$0.10
Exercisable at December 31, 2011	1,147,909	$2.49	$0.62
Options granted during 2012	435,353	$1.06	$0.23
Options exercised during 2012	(248,007)	$2.82	$-
Options forfeited during 2012	-	$-	$-
Outstanding at December 31, 2012	1,770,437	$2.31	$1.28
Exercisable at December 31, 2012	1,616,483	$2.37	$1.15

The following table summarizes the status of the Company’s aggregate non-vested shares.

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2011	206,310	$1.07	$2.31
Granted in 12 months ended December 31, 2011	1,382,538	$2.10	$0.45
Forfeited in 12 months ended December 31, 2011	365,871	$1.76	$0.79
Vested in 12 months ended December 31, 2011	787,795	$1.61	$0.94
Non-vested at December 31, 2011	435,182	$1.66	$1.10
Granted in 12 months ended December 31, 2012	435,353	$0.43	$0.23
Forfeited in 12 months ended December 31, 2012	-	$-	$-
Vested in 12 months ended December 31, 2012	716,941	$1.12	$0.62
Non-vested at December 31, 2012	153,594	$0.32	$0.65
Exercisable at December 31, 2012	1,616,843	$1.14	$1.28
Outstanding at December 31, 2012	1,770,437	$1.15	$1.15

Per employment agreements with each of Dr. Shell and Mr. Giffoni (the “TMP Insiders”), each dated September 1, 2010 and amended on January 31, 2011, the TMP Insiders are entitled to 500,000 shares of common stock and annual base salary and benefits for the longer of the remaining term of the employment agreement or 30 months in the event the TMP Insider is terminated without cause by us or with cause by the TMP Insider. We would have “cause” to terminate the employment relationship upon (i) a TMP Insider’s conviction of or a plea of nolo contendere for the commission of a felony or (ii) the TMP Insider’s willful failure to substantially perform the TMP Insider’s duties under the employment agreement. A TMP Insider will have “cause” to terminate the employment relationship with us in the event any of the following circumstances are not remedied within 30 days of our receipt of a notice of termination from the TMP Insider: (i) a material change in the TMP Insider’s duties or a material limitation of the TMP Insider’s powers; (ii) a failure to elect the TMP Insider to the management position specified in such TMP Insider’s employment agreement or a reduction of the TMP Insider’s annual base salary; (iii) our failure to continue in effect any benefit plan in effect upon the execution of the initial employment agreement, (iv) a material breach by us of the employment agreement and (v) a change in control (which is defined in the TMP Insiders’ employment agreements). Amendment No. 1 to each of the TMP Insiders’ employment agreements deleted the change in control provisions.

Pursuant to the employment agreements, the TMP Insiders are also entitled to receive incentive stock options ranging from 7,394 options to 110,917 options, each at an exercise price of $3.49 per share (which numbers have been adjusted for the Reorganization), in the event we achieve certain EBITDA targets ranging from $50,000,000 to $250,000,000. The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

No options were granted in 2012 or 2011 in connection with the incentive plans in the above referenced employment agreements.

The fair value of warrants issued in connection with certain loans made by related parties during the years ended December 31, 2012 and December 31, 2011 was determined using the Black Scholes Option Pricing Model with the following assumptions:

•	Stock price of $0.61 - $2.55
•	Exercise price of $1.00 - $3.38
•	Volatility factor of 80% - 97% based on similar companies;
•	Expected term of 5 years based on the term of the warrant;
•	A dividend rate of zero; and
•	The risk free rate of 0.76% - 1.05%

The following table summarizes the status of the Company’s outstanding warrants.

			Number of	Exercise	Expiration
Issue Date	Issued to		Warrants	Price	Date

08/19/11	William Shell Survivor's Trust	(a)	43,568	$3.38	08/09/16
09/01/11	William Shell Survivor's Trust		23,237	$3.38	09/01/16
09/23/11	William Shell Survivor's Trust		15,104	$3.38	09/23/16
09/28/11	William Shell Survivor's Trust		58,091	$3.38	09/28/16
10/17/11	William Shell Survivor's Trust		50,296	$3.38	10/17/16
10/20/11	William Shell Survivor's Trust		36,982	$3.38	10/20/16
11/08/11	William Shell Survivor's Trust		35,503	$3.38	11/08/16
11/22/11	William Shell Survivor's Trust		41,420	$3.38	11/22/16
12/07/11	William Shell Survivor's Trust		34,024	$3.38	12/07/16
01/04/12	William Shell Survivor's Trust		8,876	$3.38	01/04/17
01/18/12	William Shell Survivor's Trust		7,396	$3.38	01/18/17
01/19/12	William Shell Survivor's Trust		29,586	$3.38	01/19/17
01/31/12	William Shell Survivor's Trust		59,172	$3.38	01/31/17
02/01/12	William Shell Survivor's Trust		73,964	$3.38	02/01/17
02/15/12	William Shell Survivor's Trust		59,172	$3.38	02/15/17
02/29/12	William Shell Survivor's Trust		71,006	$3.38	03/01/17
03/15/12	William Shell Survivor's Trust		22,189	$3.38	03/15/17
03/28/12	William Shell Survivor's Trust		44,379	$3.38	03/28/17
06/22/12	William Shell Survivor's Trust		250,000	$1.00	04/11/17
06/22/12	William Shell Survivor's Trust		100,000	$1.00	04/19/17
06/22/12	William Shell Survivor's Trust		200,000	$1.00	04/26/17
06/22/12	William Shell Survivor's Trust		150,000	$1.00	05/02/17
06/22/12	William Shell Survivor's Trust		110,000	$1.00	05/10/17
06/22/12	William Shell Survivor's Trust		220,000	$1.00	05/24/17
06/22/12	William Shell Survivor's Trust		190,000	$1.00	05/25/17
06/22/12	William Shell Survivor's Trust		175,000	$1.00	06/13/17
06/27/12	William Shell Survivor's Trust		220,000	$1.00	06/27/17
07/05/12	William Shell Survivor's Trust		95,000	$1.00	07/05/17
			2,423,965

(a)	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interests in the above warrants to the William Shell Survivors Trust.

The following table summarizes the status of the Company’s aggregate warrants.

	Number of Shares Remaining Warrants	Weighted Average Exercise Price

Outstanding at January 1, 2011	-	-
Warrants granted during 2011	338,225	$3.38
Warrants exercised during 2011	-	-
Warrants at December 31, 2011	338,225	$3.38
Exercisable at December 31, 2011	338,225	$3.38
Warrants granted during 2012	3,149,721	$1.28
Warrants exercised during 2012	(1,063,981)	$1.00
Warrants at December 31, 2012	2,423,965	$1.70
Exercisable at December 31, 2012	2,423,965	$1.70

The following table summarizes the changes in the estimated fair values of our warrant liabilities.

Warrant Liability

Beginning balance January 1, 2012	$-
Issuance of warrants	$437,399
Mark-to-market adjustment	$4,432,734
Exercise of Warrants	$(4,681,658)
Ending balance as of December 31, 2012	$188,475